SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	May 31, 2025 USD ($) Segment	May 31, 2024 USD ($) Segment	May 31, 2023 USD ($) Segment	May 31, 2025 SGD ($)
Property, Plant and Equipment [Line Items]
Net operating loss	$ 2,920,000	$ 1,246,000	$ (867,000)
Cash outflow from operating activities	3,367,000	(1,000,000)	(1,657,000)
Cash and cash equivalents	2,727,000	190,000
Working capital	3,300,000
Advertising expense	4,000.000	4,000.000	3,000.000
Government grant	30,000.00	30,000.00	100,000
Payments to employees	$ 200,000	$ 200,000	$ 200,000
Number of reportable segment | Segment	1	1	1
Credit Risk [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 2,700,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Singapore deposit protection board insured amount	$ 74,360			$ 100,000
SINGAPORE
Property, Plant and Equipment [Line Items]
Sales tax percentage	9.00%
Shipping and handling costs	$ 0	$ 0	$ 0
Cash	2,700,000
SINGAPORE | Credit Risk [Member]
Property, Plant and Equipment [Line Items]
Cash	$ 2,600,000